Investments (Short-Term and Long-Term Investments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Equity method investments	$ 23.3	$ 25.8
Equity investments at cost	12.9	12.5
Items measured at fair value on a recurring basis	13.4	16.2
Time deposits	0.3	0.3
Total investments	49.9	54.8
Less: short-term investments	0.3	0.3
Non-current investments	$ 49.6	$ 54.5